SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2017
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
(a)Share option award plan

Nine months ended September 30, 2017	Share options (in millions)	Weighted average exercise price (C$/share)[1]
Outstanding, beginning of the period	6.0	$7.79
Granted	1.6	5.24
Exercised	(0.2)	5.26
Forfeited	(0.5)	12.22
Outstanding, end of the period	6.9	$7.03
Exercisable, end of the period	3.4	$9.72

1	Exercise prices are denominated in Canadian dollars. The exchange rate at September 30, 2017 between the U.S. dollar and Canadian dollar was
$0.7992/C$.
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the options granted. The estimated fair value of the options is expensed over their expected life.

Nine months ended September 30, 2017
Weighted average risk-free interest rate	1.1%
Weighted average expected volatility[1]	66%
Weighted average dividend yield	0.00%
Weighted average expected life of options issued (years)	5.0
Weighted average grant-date fair value (C$ per share)	$2.89
Weighted average share price at grant date (C$ per share)	$5.24
Weighted average exercise price (C$ per share)	$5.24

1	Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the options.
(b)Full value award plans
Full value awards consist of restricted share units.

Nine months ended September 30, 2017 (in millions)
Outstanding, beginning of the period	3.7
Granted	2.2
Issued	(0.6)
Forfeited	(0.7)
Outstanding, end of the period	4.6

The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the restricted share units granted. The estimated fair value of the awards is expensed over their vesting period.

Nine months ended September 30, 2017
Weighted average risk-free interest rate	0.8%
Weighted average expected volatility[1]	72%
Weighted average dividend yield	0.00%
Weighted average expected life of RSUs issued (years)	2.8
Weighted average grant-date fair value (C$ per share)	$5.24
Weighted average share price at grant date (C$ per share)	$5.24

1	Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the restricted share units.